PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts:
Balance at beginning of year		¥ (195,254)	¥ (90,731)
Addition	[1],[2],[3]	(1,727)	(122,718)
Written off	[1],[3]	17,926	18,195
Balance at end of year		¥ (179,055)	¥ (195,254)

[1]	As of December 31, 2015 and 2016, the original receivable due from Jinghan Group was RMB 141,017. Along with the disposal of Jinghan Group, RMB 18,195 of the receivable was written off according to the waiver agreement and an additional allowance of RMB 96,863 was provided in 2015 (see Note 24(a)).
[2]	Other addition of allowance during the year of 2016 and 2015 was mainly provided against third parties and former employees due to the remote recoverability.
[3]	Provisions of RMB 7,808, 1,360 and nil were made against the amounts due from the former shareholders due to remote recoverability during the years ended December 31, 2014, 2015 and 2016 respectively. As of December 31, 2016, the receivable of RMB 9,168 was written off, after all collection efforts have been exhausted and the potential for recovery was remote.